Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue
5.	Revenue

Performance obligations and revenue recognition policies

Revenue streams

The Group generates revenues from the provision of research and development services to third parties based on both Group and third party owned intellectual property. Such services are performed on a “best efforts” basis without a guarantee of technological or commercial success. For some research programs, Affimed entered into collaborations with other companies that provide the Group with funding or other resources such as access to technologies. From time to time, the Group also licenses its intellectual property to third parties who use it to develop product candidates.

The Group’s contracts with the majority of our customers contain multiple performance obligations, typically including research programs, platform licenses or intellectual property licenses. Judgment is required in determining whether a good or service is considered a separate performance obligation. The total consideration is allocated to separate performance obligations based on relative stand-alone selling prices. Usually sales prices for research and development activities and licenses are not directly observable. Therefore, we use estimation techniques, such as an expected cost plus margin approach, to determine stand-alone selling prices for such services and licenses. Margins are estimated based on market trends within the pharmaceutical industry and internal project plans. For licenses of intangible assets where little or no incremental costs are incurred in providing such licenses, a residual approach is used.

The Group has entered into research service agreements, collaboration and license agreements with customers for which non-refundable upfront payments are received for research funding purposes, technology access fees and/or milestone payments. Generally, the Group has continuing performance obligations because the work performed by the Group either enhances a license that the customer already controls or because the work does not result in an asset with an alternative use for the Group due to contractual restrictions and therefore upfront payments are initially recognized as a contract liability, and the related revenues are subsequently recognized as the related performance obligation is fulfilled. In this context, the determination of the stage of completion requires judgement, in particular with respect to the anticipated total costs of research programs. Technology access fees are generally initially recognized as a contract liability and subsequently recognized over the expected term of the agreement on a straight-line basis.

The determination of whether a performance obligation is satisfied at a point in time versus over time might also require judgment.

Revenue from platform licenses or intellectual property licenses granted are recognized at a point in time if their nature is a right to use the licensed intellectual property as it exists at the point in time at which the license is granted. This is usually the case when there is no significant continuing involvement by the Group. In these cases, revenue is recognized when control of the license is transferred. Control is considered to be transferred when the customer received all necessary documents and information to begin to use and benefit from the license.

Revenue from platform licenses or intellectual property licenses granted are recognized over time if their nature is to access the licensed intellectual property as it exists throughout the license period. This might be the case when there is significant continuing development to address the content of the platform by the Group. In these cases, revenue is recognized on a straight-line basis until the use of the license by the customer ends.

Payments received from customers commonly include non-refundable upfront payments that are initially recognized as a contract liability, and subsequently recognized as revenue as the related performance obligation is fulfilled. The Group concluded that non-refundable upfront payments do not include financing components because the advance payments arise for reasons other than the provision of financing.

In addition, payment terms may also include payments to be received from customers at a later point in time upon the achievement of certain milestones.

Milestone payments are contingent upon the achievement of contractually stipulated targets. The achievement of these targets or milestones depends largely on meeting specific requirements laid out in the respective agreement. Therefore, individual performance obligations are generally determined based on contractually agreed milestones and related payments. Reaching a milestone will result in a cumulative catch up of revenue for the performance to date.

The Group distinguishes between development and registration milestones and sales-based milestones. Whereas development and registration milestone payments are generally recognized when reaching the defined milestones, revenues for sales-based milestones are recognized upon achievement of contractually stipulated underlying revenues.

Collaboration with Genentech

In August 2018, Affimed entered into a strategic collaboration agreement with Genentech Inc. (Genentech), headquartered in San Francisco, USA. Under the terms of the agreement Affimed is providing services related to the development of novel NK cell engager-based immunotherapeutics to treat multiple cancers. The Genentech agreement became effective at the beginning of October 2018. Under the terms of the agreement, Affimed received $96.0 million (€83.2 million) in an initial upfront payment and committed funding on October 31, 2018.

The Group recognized €0.6 million as revenue in 2023 (2022: €18.5 million, 2021: €21.6 million). As of the end of 2022, Affimed had completed work on and/or handed over all product candidates for further investigation by Genentech. The remaining revenue recognized relates to a platform license. As at December 31, 2023, the Group held contract liabilities of €1.1 million (December 31, 2022: €1.7 million, December 31, 2021: €20.2 million), which will be recognized as revenue in subsequent periods.

Under the terms of the agreement, Affimed is eligible to receive up to an additional $5.0 billion over time, including payments upon achievement of specified development, regulatory and commercial milestones. Affimed is also eligible to receive royalties on any potential sales.

Collaboration with Roivant

On November 9, 2020 Affimed and Affivant Sciences GmbH (formerly Pharmavant 6 GmbH), a subsidiary of Roivant Sciences Ltd. (Roivant), announced a strategic collaboration agreement which grants Roivant a license to the preclinical molecule AFM32. Under the terms of the agreement, Affimed received $60 million in upfront consideration, comprised of $40 million in cash and pre-funded research and development funding, and $20 million of common shares in Roivant. Affimed is eligible to receive additional proceeds in the form of option fees contingent on the commencement of additional programs contemplated under the agreement. The Group is eligible to receive up to an additional $2 billion in milestones payments upon achievement of specified development, regulatory and commercial milestones, as well as tiered royalties on net sales.

For the year ended December 31, 2023 the group has recognized €7.1 million (2022: €22.7 million, 2021: €17.7 million) as revenue. As of December 31, 2023, Affimed had completed all work on the product candidate and was finalising the refunding of remaining funds not utilised for the research plan of €1.4 million. As of December 31, 2023, the liability with regard to the refund is included under trade and other payables  (Contract liabilities as at December 31, 2022: €8.6 million, December 31, 2021: €31.3 million).

Research service agreements

The Group has entered into certain research service agreements (through its subsidiary AbCheck s.r.o. until December 28, 2023). These research service agreements provide for non-refundable upfront technology access research funding and milestone payments. The Group recognized revenue of €0.5 million, €0.2 million and €1.1 million during the years ended December 31, 2023, 2022 and 2021 respectively.

Disaggregation of revenue

The following table reflects revenue from contracts with customers by major service line and timing of revenue recognition.

	2023	2022	2021
Major service lines:
Collaboration revenue	7,765	41,198	39,301
Service revenue	510	155	1,065
	8,275	41,353	40,366

Timing on revenue recognition:
Point in time	0	0	490
Over time	8,275	41,353	39,876
	8,275	41,353	40,366

Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	December 31, 2023	December 31, 2022
Receivables	0	0
Contract liabilities	1,083	10,331

An amount of €7,765 that was recognized in contract liabilities at the beginning of the period was recognized as revenue during the period ended December 31, 2023 (2022: €41,302; 2021: €39,512).

The remaining contract liability of €1.1 million is expected to be recognized as revenue with €0.6 million (2022: €9.2 million) over the next 12 months and €0.5 million thereafter (2022: €1.1 million).